Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Revenue - :
Software	$ 1,584,051	$ 1,819,152	$ 7,205,947	$ 5,974,712
Service	1,174,683	400,433	3,834,351	2,042,145
Total revenue	2,758,734	2,219,585	11,040,298	8,016,857
Operating expenses:
Cost of sales (includes depreciation of $22,017 (2010 - $6,361) and amortization of intangible assets of $853,677 (2010 - $874,700)) - (b)	860,145	748,862	2,864,838	2,825,480
Sales and marketing	822,034	865,683	3,495,274	3,063,523
Research and development	992,511	1,063,647	4,469,979	3,586,425
General and administrative	1,034,274	995,462	3,997,340	3,689,900
Restructuring costs -			0	44,912
Total operating expenses	3,708,964	3,673,654	14,827,431	13,210,240
Loss from operations	(950,230)	(1,454,069)	(3,787,133)	(5,193,383)
Interest and other income (expense), net
Interest and other income	49,353	52,079	245,401	221,493
Interest expense	(171,242)	(221)	(80,365)	(2,599)
Change in fair value of derivative liability -	145,714	0
Foreign exchange loss	687	(28,046)	(166,949)	(378,828)
Gain on settlement of debt -			246,715	0
Net loss for the year	(925,718)	(1,430,257)	(3,542,331)	(5,353,317)
Other comprehensive income (loss):
Foreign currency translation adjustments	(47,057)	(217,009)	639,560	2,324,461
Comprehensive loss	$ (972,775)	$ (1,647,266)	$ (2,902,771)	$ (3,028,856)
Net loss per share:
Basic and diluted	$ (0.03)	$ (0.04)	$ (0.11)	$ (0.17)
Weighted average common shares outstanding:	35,831,910	33,066,204	33,191,749	31,067,445